iShares®

iShares Trust

Supplement dated March 2, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE NAREIT Mortgage REITs Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 2, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE NAREIT Mortgage REITs Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund

Underlying Index: FTSE NAREIT Mortgage REITs Index	FTSE NAREIT All Mortgage Capped Index

The Fund’s investment objective and principal investment strategies are amended to reflect investment in the securities of the new Underlying Index. FTSE caps the weight of the constituent securities in the new Underlying Index.

Accordingly, effective March 2, 2009, the following information replaces the first sentence under the heading “Principal Investment Strategies” on page 1:

The Underlying Index measures the performance of the residential and commercial mortgage real estate, mortgage finance and savings associations sectors of the U.S. equity market.

Also effective on March 2, 2009, the principal risks of investing in the Fund, listed under the heading “Principal Risks,” beginning on page 2 is hereby supplemented with the following:

Mortgage Finance Company Risk.  Mortgage finance companies provide mortgages, mortgage insurance, and related services to commercial and individual borrowers. Mortgage finance companies are subject to many of the same risks as mortgage REITs, including the credit risk of their borrowers, the risk that the value of a mortgaged property may be less than the amount owed on the property, and interest rate risk.

Savings Associations Risk.  Federally and state chartered savings associations, such as savings and loans and other “thrift” institutions, provide banking services, including mortgage lending, and operate under the supervisory authority of the Office of Thrift Supervision. These associations are subject to extensive regulation affecting the scope of their activities, the prices they can charge, and the amount of capital they must maintain. This regulation can have the effect of limiting the profitability of these associations and may change frequently. Savings associations may be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has had an adverse impact in a broad range of mortgage, asset backed, auction rate and other markets, adversely affecting financial institutions, including savings associations.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-REM-0209

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iShares®

iShares Trust

Supplement dated March 2, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE NAREIT Residential Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 2, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE NAREIT Residential Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund

Underlying Index: FTSE NAREIT Residential Index	FTSE NAREIT All Residential Capped Index

The Fund’s investment objective and principal investment strategies are amended to reflect investment in the securities of the new Underlying Index. FTSE caps the weight of the constituent securities in the new Underlying Index.

Accordingly, effective March 2, 2009, the following information replaces the first sentence under the heading “Principal Investment Strategies” on page 1:

The Underlying Index measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market.

Also effective on March 2, 2009, the principal risks of investing in the Fund, listed under the heading “Principal Risks,” beginning on page 2, is hereby supplemented by replacing the three paragraphs under the heading “Residential REIT Risk” on page 5 with the following three paragraphs:

Residential and Residential-Related REIT Risk.  A significant number of the REITs included in the Underlying Index make direct investments in real estate. These REITs are often referred to as “Equity REITs.” Equity REITs invest primarily in real properties and earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, or increased competition from other properties or poor management.

Equity REITs can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.

The Fund has exposure to several subsectors of the REIT sector. The Fund invests in Equity REITs that have exposure to residential real estate and certain types of commercial real estate, including properties operated by healthcare providers and self-storage companies. Investments in these Equity REITs are subject to additional subsector-specific risks. Residential real estate may be affected by unique supply and demand factors that do not apply to other REIT sectors. In addition, many investors may already have exposure to residential real estate through ownership of a home. The value of healthcare-focused REITs may be affected by changes in federal or state regulation of healthcare providers and reimbursement rates to healthcare providers under Medicare, Medicaid and other public or private health insurance plans. Investments in self-storage REITs are subject to changes in demand levels for self-storage.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-REZ-0209

PLEASE RETAIN THIS SUPPLEMENT

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iShares®

iShares Trust

Supplement dated March 2, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE NAREIT Retail Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 2, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE NAREIT Retail Index Fund	iShares FTSE NAREIT Retail Capped Index Fund

Underlying Index: FTSE NAREIT Retail Index	FTSE NAREIT Retail Capped Index

The Fund’s investment objective is amended to reflect investment in the securities of the new Underlying Index. FTSE caps the weight of the constituent securities in the new Underlying Index.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-RTL-0209

PLEASE RETAIN THIS SUPPLEMENT

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iShares®

iShares Trust

Supplement dated March 2, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE NAREIT Industrial/Office Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 2, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE NAREIT Industrial/Office Index Fund	iShares FTSE NAREIT Industrial/Office Capped Index Fund

Underlying Index: FTSE NAREIT Industrial/Office Index	FTSE NAREIT Industrial/Office Capped Index

The Fund’s investment objective is amended to reflect investment in the securities of the new Underlying Index. FTSE caps the weight of the constituent securities in the new Underlying Index.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-FIO-0209

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 2, 2009

to the Combined Statement of Additional Information (“SAI”) dated September 1, 2008 (as revised October 30, 2008) for the iShares FTSE NAREIT Industrial/Office Index Fund, the iShares FTSE NAREIT Mortgage REITs Index Fund, the iShares FTSE NAREIT Residential Index Fund and the iShares FTSE NAREIT Retail Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Change in Fund Name and Underlying Index Name

Effective March 2, 2009, all references in the SAI to the names of the Funds and their respective underlying indexes are changed as follows:

Former Fund Name	New Fund Name

iShares FTSE NAREIT Industrial/Office Index Fund	iShares FTSE NAREIT Industrial/Office Capped Index Fund

iShares FTSE NAREIT Mortgage REITs Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund

iShares FTSE NAREIT Residential Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund

iShares FTSE NAREIT Retail Index Fund	iShares FTSE NAREIT Retail Capped Index Fund

Former Underlying Index Name	New Underlying Index Name

FTSE NAREIT Industrial/Office Index	FTSE NAREIT Industrial/Office Capped Index

FTSE NAREIT Mortgage REITs Index	FTSE NAREIT All Mortgage Capped Index

FTSE NAREIT Residential Index	FTSE NAREIT All Residential Capped Index

FTSE NAREIT Retail Index	FTSE NAREIT Retail Capped Index

Each of the Funds’ investment objective is amended to reflect the investment in securities of the new Underlying Index.

Also effective on March 2, 2009, the index description for the Funds’ corresponding Underlying Indexes on page 21 of the SAI is hereby replaced with the following:

FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 25

INDEX DESCRIPTION. The FTSE NAREIT Industrial/Office Index measures the performance of the industrial and office real estate sector of the U.S. equity market. FTSE caps the weight of the constituent securities in the index.

FTSE NAREIT ALL MORTGAGE CAPPED INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 43

INDEX DESCRIPTION. The FTSE NAREIT All Mortgage Capped Index measures the performance of the residential and commercial mortgage real estate, mortgage finance and savings associations sectors of the U.S. equity market. FTSE caps the weight of the constituent securities in the index.

FTSE NAREIT ALL RESIDENTIAL CAPPED INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 31

INDEX DESCRIPTION. The FTSE NAREIT All Residential Capped Index measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market. FTSE caps the weight of the constituent securities in the index.

FTSE NAREIT RETAIL CAPPED INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 23

INDEX DESCRIPTION. The FTSE NAREIT Retail Capped Index measures the performance of the retail property real estate sector of the U.S. equity market. FTSE caps the weight of the constituent securities in the index.

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-04-0209

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE